Investments (excluding Consolidated Investment Entities) - Allowance for Loan Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Collective valuation allowance for losses, beginning of period	$ 3.9	$ 4.4
Addition to/(release of) allowance for losses	(0.1)	(0.5)
Collective valuation allowance for losses, end of period	$ 3.8	$ 3.9